UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                        REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS--96.9%
                   CONSUMER DISCRETIONARY--3.5%
     1,048,390     McDonald's Corp.                                                                                  $    37,102,522
       508,488     Nike, Inc., Class B                                                                                    40,170,552
                       TOTAL                                                                                              77,273,074
                   CONSUMER STAPLES--10.6%
       939,950     Altria Group, Inc.                                                                                     75,167,801
       958,500     Diageo PLC, ADR                                                                                        67,401,720
       911,200     General Mills, Inc.                                                                                    47,291,280
       728,542     PepsiCo, Inc.                                                                                          46,174,992
                       TOTAL                                                                                             236,035,793
                   ENERGY--12.3%
       716,600     Apache Corp.                                                                                           50,498,802
     1,291,297     Exxon Mobil Corp.                                                                                      87,472,459
       541,200     GlobalSantaFe Corp.                                                                                    29,728,116
       727,300     Massey Energy Co.                                                                                      19,433,456
       449,100   1 Transocean Sedco Forex, Inc.                                                                           34,683,993
     1,100,300     XTO Energy, Inc.                                                                                       51,703,097
                       TOTAL                                                                                             273,519,923
                   FINANCIALS--13.3%
       876,100     Ace Ltd.                                                                                               45,145,433
       831,640     Allstate Corp.                                                                                         47,253,785
     1,234,849     American International Group, Inc.                                                                     74,918,289
     1,143,150     Citigroup, Inc.                                                                                        55,225,576
       321,300     Merrill Lynch & Co., Inc.                                                                              23,397,066
       555,682     Morgan Stanley                                                                                         36,952,853
       418,700     U.S. Bancorp                                                                                           13,398,400
                       TOTAL                                                                                             296,291,402
                   HEALTH CARE--21.7%
       706,300   1 Amgen, Inc.                                                                                            49,257,362
       872,300     AstraZeneca PLC, ADR                                                                                   53,236,469
     1,203,500   1 Forest Laboratories, Inc., Class A                                                                     55,734,085
       203,800   1 Gilead Sciences, Inc.                                                                                  12,529,624
       522,060     Johnson & Johnson                                                                                      32,654,853
     1,006,500     McKesson HBOC, Inc.                                                                                    50,717,535
       741,400   1 Medimmune, Inc.                                                                                        18,816,732
       857,200     Novartis AG, ADR                                                                                       48,191,784
       970,300     Shire PLC, ADR                                                                                         47,069,253
     1,412,400   1 St. Jude Medical, Inc.                                                                                 52,117,560
     1,261,976     Wyeth                                                                                                  61,167,977
                       TOTAL                                                                                             481,493,234
                   INDUSTRIALS--14.2%
       724,400     Avery Dennison Corp.                                                                                   42,471,572
       188,200     CSX Corp.                                                                                              11,419,976
       540,700     Deere & Co.                                                                                            39,238,599
     1,179,600   1 Foster Wheeler Ltd.                                                                                    44,989,944
     1,014,100     General Electric Co.                                                                                   33,150,929
       855,900     Northrop Grumman Corp.                                                                                 56,652,021
     1,040,400     United Technologies Corp.                                                                              64,702,476
       643,900     Waste Management, Inc.                                                                                 22,137,282
                       TOTAL                                                                                             314,762,799
                   INFORMATION TECHNOLOGY--9.7%
     2,013,300     Applied Materials, Inc.                                                                                31,689,342
       996,300   1 Cadence Design Systems, Inc.                                                                           16,130,097
     1,194,033   1 Cisco Systems, Inc.                                                                                    21,313,489
     4,368,200   1 EMC Corp. Mass                                                                                         44,337,230
       464,568     IBM Corp.                                                                                              35,962,209
     1,204,079     Microsoft Corp.                                                                                        28,934,018
     2,734,500   1 Xerox Corp.                                                                                            38,529,105
                       TOTAL                                                                                             216,895,490
                   MATERIALS--4.0%
       434,900     Alcan, Inc.                                                                                            19,901,024
     1,348,542     Alcoa, Inc.                                                                                            40,388,833
       516,300     Praxair, Inc.                                                                                          28,313,892
                       TOTAL                                                                                              88,603,749
                   TELECOMMUNICATION SERVICES--3.1%
     2,335,124     AT&T, Inc.                                                                                             70,030,369
                   UTILITIES--4.5%
       716,600     Consolidated Edison Co.                                                                                33,587,042
       677,700     FirstEnergy Corp.                                                                                      37,951,200
       433,500     TXU Corp.                                                                                              27,843,705
                       TOTAL                                                                                              99,381,947
                       TOTAL COMMON STOCKS (IDENTIFIED COST $1,886,256,501)                                            2,154,287,780
                   REPURCHASE AGREEMENT--3.6%
  $ 78,905,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank          78,905,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000. (AT COST)
                       TOTAL INVESTMENTS - 100.5%                                                                      2,233,192,780
                       (IDENTIFIED COST $1,965,161,501)2
                       OTHER ASSETS AND LIABILITIES - NET - (0.5)%                                                      (10,683,124)
                       TOTAL NET ASSETS - 100%                                                                       $ 2,222,509,656


1    Non-income producing security.

2 At July 31, 2006, the cost of investments for federal tax purposes was $1,965,161,501. The net unrealized appreciation of investments for federal tax purposes was $268,031,279. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,797,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,765,743.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt





FEDERATED KAUFMANN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES,                                                                                                                 VALUE
    UNITS HELD
    OR
    PRINCIPAL
    AMOUNT
                        COMMON STOCKS--89.6%
                        CONSUMER DISCRETIONARY--8.7%
      1,013,600       1 Bed Bath & Beyond, Inc.                                                                   $    33,935,328
      4,638,000         Bharat Forge Ltd.                                                                              29,784,407
      1,971,700   1,2,3 Central European Media Enterprises Ltd., Class A                                              119,958,228
         38,700         Cheil Communications, Inc.                                                                      7,778,894
        637,300     1,3 Chipotle Mexican Grill, Inc.                                                                   33,458,250
      1,200,000       1 Clear Channel Outdoor Holdings, Inc., Class A                                                  24,624,000
      2,938,500     1,3 Clear Media Ltd.                                                                                3,214,493
      8,537,600         Debenhams PLC                                                                                  28,706,821
        398,600     1,3 Dick's Sporting Goods, Inc.                                                                    14,513,026
      1,300,000     1,3 Educate, Inc.                                                                                   7,514,000
        101,156       1 Hollywood Media Corp., Warrants 5/22/2007                                                         149,304
      1,000,000   1,4,5 Hydrogen Corp.                                                                                  5,750,000
        250,000       1 Hydrogen Corp., Warrants 5/5/2011                                                                 193,742
      1,684,705         J.D. Wetherspoon PLC                                                                           14,020,012
        940,000     1,3 Kohl's Corp.                                                                                   53,232,200
      1,000,000     1,3 Lamar Advertising Co.                                                                          49,040,000
        700,000       1 Lodgenet Entertainment                                                                         13,069,000
        111,900     1,3 Morgans Hotel Group Co.                                                                         1,506,174
      1,100,000       3 Orient-Express Hotel Ltd.                                                                      40,095,000
      5,729,500       3 PetSmart, Inc.                                                                                134,987,020
      1,100,000       3 ServiceMaster Co.                                                                              11,319,000
        712,200   1,4,5 Submarino SA                                                                                   25,228,973
      1,284,700     1,3 Syntax-Brillian Corp.                                                                           4,303,745
        361,800     1,3 Texas Roadhouse, Inc.                                                                           3,914,676
        249,200     1,3 TomTom NV                                                                                       9,272,899
        742,300         USS Co. Ltd.                                                                                   49,337,747
         22,200         Washington Post Co., Class B                                                                   17,116,200
        528,100     1,3 Williams-Sonoma, Inc.                                                                          16,793,580
                           TOTAL                                                                                      752,816,719
                        CONSUMER STAPLES--2.8%
      1,420,000       1 Dean Foods Co.                                                                                 53,292,600
      4,735,950         Hindustan Lever Ltd.                                                                           23,476,316
        494,700         Loews Corp.                                                                                    28,385,886
      2,970,000         Loews Corp.                                                                                   110,068,200
        454,000       3 Whole Foods Market, Inc.                                                                       26,109,540
                           TOTAL                                                                                      241,332,542
                        ENERGY--2.3%
      1,000,000     1,3 Complete Production Services, Inc.                                                             20,600,000
      3,708,300     1,3 Dresser-Rand Group, Inc.                                                                       84,437,991
        332,000       1 Encore Aquisition Co.                                                                          10,112,720
         84,100       1 Horizon Offshore, Inc.                                                                          1,898,137
        360,600     1,3 McMoRan Exploration Co.                                                                         6,761,250
        395,600   1,4,5 OAO Rosneft Oil Co., GDR                                                                        2,998,648
        106,800         Occidental Petroleum Corp.                                                                     11,507,700
      1,247,405         Reliance Industries Ltd.                                                                       26,228,726
        231,300       3 St. Mary Land & Exploration Co.                                                                 9,945,900
        434,000     1,3 VeraSun Energy Corp.                                                                           10,633,000
        311,400         Woodside Petroleum Ltd.                                                                        10,210,798
                           TOTAL                                                                                      195,334,870
                        FINANCIALS-19.3%
      2,456,583         3i Group                                                                                       42,584,957
      2,490,300       3 Advance America Cash Advance, Inc.                                                             33,170,796
         79,400       1 Alleghany Corp.                                                                                21,951,718
              1     4,5 Apollo Investment Fund V                                                                        7,339,101
      1,300,000         Axis Capital Holdings Ltd.                                                                     38,428,000
      1,500,000         Brookfield Asset Management, Inc., Class A                                                     62,280,000
     12,691,200     1,2 CB Richard Ellis Services, Inc.                                                               298,623,936
      1,000,000       3 Calamos Asset Management, Inc.                                                                 27,010,000
        895,000         Capital One Financial Corp.                                                                    69,228,250
              1     4,5 Denovo Ventures I LP                                                                            4,290,672
        838,500         Endurance Specialty Holdings Ltd.                                                              25,456,860
              1   1,4,5 FA Private Equity Fund IV LP                                                                      488,834
        355,427     1,3 First Marblehead Corp.                                                                         16,278,557
              1     4,5 Greenfield Technology Venture Fund                                                                 11,467
      2,781,700         Housing Development Finance Corp. Ltd.                                                         70,217,612
      4,855,600         ICICI Bank Ltd.                                                                                57,368,247
        791,300       3 ICICI Bank Ltd., ADR                                                                           20,668,756
      2,180,000       3 IPC Holdings Ltd.                                                                              62,675,000
              1     4,5 Incuvest LLC                                                                                            0
              1   1,4,5 Infrastructure Fund                                                                                94,157
              1     4,5 Internet.com Corp.                                                                                      0
        741,600       1 James River Group, Inc.                                                                        20,349,504
      1,690,800   1,4,5 KKR Private Equity Investors LP                                                                39,733,800
        700,000         Korea Investment Holdings Co. Ltd.                                                             26,271,985
      2,850,000     1,3 Labranche & Co. Inc.                                                                           28,158,000
              1     4,5 Latin Healthcare Fund                                                                           8,712,974
        121,800     1,3 Markel Corp.                                                                                   41,491,170
      1,683,700       3 Montpelier Re Holdings Ltd.                                                                    30,441,296
        925,900         Morgan Stanley                                                                                 61,572,350
      2,000,000     1,3 Move, Inc.                                                                                      8,800,000
      1,165,200     1,3 NETeller PLC                                                                                    8,271,054
        474,500     1,3 NYSE Group, Inc.                                                                               29,509,155
      2,500,000       3 Nuveen Investments, Class A                                                                   118,725,000
        500,000         OptionsXpress Holdings, Inc.                                                                   13,090,000
              1     4,5 Peachtree/CB Partners                                                                                   0
              1     4,5 Peachtree Leadscope LLC                                                                                 0
              1   1,4,5 Peachtree Leadscope LLC                                                                           300,000
              1     4,5 Peachtree Open Networks                                                                                 0
              1     4,5 Peachtree Velquest                                                                                      0
        500,000       1 Penson Worldwide, Inc.                                                                          8,525,000
      2,100,000     1,3 Philadelphia Consolidated Holding Corp.                                                        71,127,000
      1,780,800     1,3 RHJ International                                                                              36,442,205
              1     4,5 Rocket Ventures II                                                                                      0
        217,800       3 SFCG Co. Ltd.                                                                                  38,109,538
      9,309,800         Shinsei Bank Ltd.                                                                              58,061,904
      1,000,000       3 St. Joe Co.                                                                                    44,900,000
        133,000         White Mountains Insurance Group, Inc.                                                          65,236,500
      1,418,200       3 Willis Group Holdings Ltd.                                                                     46,134,046
      6,608,000   1,4,5 Yanlord Land Group Ltd.                                                                         4,520,151
                           TOTAL                                                                                    1,666,649,552
                        HEALTH CARE-21.8%
        500,000       1 ATS Medical, Inc.                                                                               1,145,000
      1,500,000   1,2,3 Abiomed, Inc.                                                                                  20,490,000
      1,927,000     1,2 Accelrys, Inc.                                                                                 12,043,750
         91,400     1,3 Adeza Biomedical Corp.                                                                          1,389,280
      2,400,000       1 Alkermes, Inc.                                                                                 41,184,000
      1,724,396       3 Allergan, Inc.                                                                                185,976,109
        888,600     1,3 Alnylam Pharmaceuticals, Inc.                                                                  11,347,422
        500,000     1,3 Altus Pharmaceuticals, Inc.                                                                     7,140,000
        250,000     1,3 Amylin Pharmaceuticals, Inc.                                                                   12,200,000
      2,000,000     1,2 Anadys Pharmaceuticals, Inc.                                                                    6,640,000
        603,000     1,2 Anika Therapeutics, Inc.                                                                        7,055,100
        650,000   1,4,5 Aradigm Corp., Warrants 12/17/2006                                                                      0
        434,259       1 Ardais Corp., Warrants 1/1/2005                                                                         0
        434,259     1,4 Ardais Corp., Warrants 4/14/2009                                                                        0
      1,200,000     1,3 Arena Pharmaceuticals, Inc.                                                                    12,420,000
        360,300     1,3 Arthrocare Corp.                                                                               15,867,612
        500,000     1,3 Aspect Medical Systems, Inc.                                                                    7,325,000
        649,000     1,3 Auxilium Pharmaceutical, Inc.                                                                   5,088,160
        168,500         Aventis Pharma Ltd.                                                                             4,936,297
        558,660   1,4,5 Avigen, Inc.                                                                                    2,725,143
      3,000,000   1,2,3 Avigen, Inc.                                                                                   16,260,000
      2,375,000     1,3 BioMarin Pharmaceutical, Inc.                                                                  34,698,750
      1,031,600       1 Bioenvision, Inc.                                                                               4,765,992
        100,000     1,2 Boston Scientific Corp.                                                                         1,701,000
        674,300     1,3 CV Therapeutics, Inc.                                                                           8,260,175
          9,900     1,3 Cepheid, Inc.                                                                                      90,288
        555,000     1,2 Chindex International, Inc.                                                                     4,939,500
        111,000     1,2 Chindex International, Inc., Warrants 3/31/2009                                                   458,151
      4,073,900         Cipla Ltd.                                                                                     20,684,492
      2,413,250   1,4,5 Cipla Ltd., GDR                                                                                12,259,310
        347,492     4,5 CompBenefits Corp.                                                                                304,055
        600,000 1,2,4,5 Conceptus, Inc.                                                                                 9,066,000
        625,000     4,5 Conceptus, Inc.                                                                                 9,443,750
        714,286   2,4,5 Conceptus, Inc.                                                                                10,792,861
      3,634,700   1,2,3 Conceptus, Inc.                                                                                54,920,317
        500,000   1,4,5 Cortek, Inc.                                                                                            0
      3,336,600   1,2,3 Cubist Pharmaceuticals, Inc.                                                                   76,474,872
      2,142,857       1 Cyclacel Pharmaceuticals, Inc.                                                                 11,918,571
        857,143       1 Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013                                              4,673,062
        100,000       1 Cypress Biosciences, Inc.                                                                         576,000
      4,763,500     1,2 Cytokinetics, Inc.                                                                             27,723,570
      4,873,400     1,3 Cytyc Corp.                                                                                   119,885,640
      1,000,000     1,3 DOV Pharmaceutical, Inc.                                                                        1,420,000
        500,000     1,3 Digene Corp.                                                                                   21,105,000
        489,500     1,3 Durect Corp.                                                                                    1,541,925
      6,000,000     1,2 Dyax Corp.                                                                                     18,840,000
      5,204,200   1,2,3 Dynavax Technologies Corp.                                                                     20,868,842
      2,000,000       1 Endo Pharmaceuticals Holdings, Inc.                                                            62,140,000
        600,000       1 Endologix, Inc.                                                                                 2,328,000
      1,250,000   1,4,5 Endologix, Inc.                                                                                 4,850,000
      3,555,556       1 Endologix, Inc.                                                                                13,795,557
      3,985,950 1,2,4,5 Endologix, Inc.                                                                                15,465,486
         49,400     1,3 Favrille, Inc.                                                                                    222,300
      1,317,490       1 Favrille, Inc.                                                                                  5,928,705
        461,121       1 Favrille, Inc., Warrants 3/7/2011                                                               1,232,042
        100,000     1,3 Foxhollow Technologies, Inc.                                                                    2,599,000
      1,979,000   1,2,3 GTX, Inc.                                                                                      17,237,090
        500,000       3 GlaxoSmithKline PLC, ADR                                                                       27,665,000
        302,400         GlaxoSmithkline Pharmaceuticals Ltd.                                                            6,455,876
      2,468,500     1,2 Illumina, Inc.                                                                                 94,370,755
        860,000     1,3 Immunicon Corp.                                                                                 3,500,200
      2,329,800     1,3 Incyte Genomics, Inc.                                                                           9,924,948
         33,900       1 Intercell AG                                                                                      547,794
        400,000   1,4,5 Inverness Medical Innovations, Inc.                                                            11,896,000
      3,808,200   1,2,3 Isis Pharmaceuticals, Inc.                                                                     22,887,282
      4,705,882   1,4,5 Isis Pharmaceuticals, Inc.                                                                     28,282,351
      1,176,470       1 Isis Pharmaceuticals, Inc., Warrants 8/23/2010                                                  3,947,776
        550,000       1 Jerini AG                                                                                       3,337,208
        777,500     1,3 Kos Pharmaceuticals, Inc.                                                                      32,141,850
      2,750,000   1,2,3 Kosan Biosciences, Inc.                                                                         9,597,500
      1,100,000     1,3 Kyphon, Inc.                                                                                   37,466,000
        750,000       1 Labopharm, Inc.                                                                                 4,657,500
      1,732,500     1,3 Medarex, Inc.                                                                                  16,198,875
      1,750,000       1 Medicines Co.                                                                                  36,662,500
         99,200       3 Meridian Bioscience, Inc.                                                                       2,083,200
      1,000,000       1 Metabasis Therapeutics, Inc.                                                                    6,400,000
      2,559,000       1 Metabasis Therapeutics, Inc.                                                                   16,377,600
        895,650   1,4,5 Metabasis Therapeutics, Inc., Warrants 9/30/2010                                                3,085,203
      1,224,500     1,3 Momenta Pharmaceuticals, Inc.                                                                  21,220,585
     23,198,600   1,2,3 Monogram Biosciences, Inc.                                                                     39,437,620
        700,000   1,2,3 NMT Medical, Inc.                                                                               7,525,000
      3,000,000     1,3 Nektar Therapeutics                                                                            48,900,000
        723,800       1 Neurochem, Inc.                                                                                 7,527,520
      1,868,900     1,3 Neurocrine Biosciences, Inc.                                                                   17,287,325
         64,600     1,3 Neurometrix, Inc.                                                                               2,120,172
        343,100     1,3 Nighthawk Radiology Holdings, Inc.                                                              6,820,828
        849,500     1,3 Northfield Laboratories, Inc.                                                                  10,278,950
        310,200         Novartis AG, ADR                                                                               17,439,444
      2,200,000   1,2,3 NxStage Medical, Inc.                                                                          18,854,000
      1,000,000       1 OSI Pharmaceuticals, Inc.                                                                      33,390,000
        200,000       1 Patterson Cos., Inc.                                                                            6,652,000
      2,656,800   1,2,3 Pharmacyclics, Inc.                                                                            10,494,360
        500,000     1,3 Pharmion Corp.                                                                                  8,610,000
      1,456,496       1 Point Therapeutics, Inc.                                                                        3,349,941
      1,005,300     1,3 Progenics Pharmaceuticals, Inc.                                                                22,076,388
        336,600     1,3 Psychiatric Solutions, Inc.                                                                    10,599,534
        715,000       1 Regeneron Pharmaceuticals, Inc.                                                                 9,766,900
        436,687     1,3 Rita Medical Systems, Inc.                                                                      1,528,405
        458,965       1 Sanarus Medical, Inc., Warrants                                                                         0
        100,000     1,3 Sangamo BioSciences, Inc.                                                                         472,000
        357,900     1,3 Sepracor, Inc.                                                                                 17,680,260
      1,000,000     1,3 Solexa, Inc.                                                                                    8,860,000
        700,000       1 Somaxon Pharmaceuticals, Inc.                                                                   7,336,000
      1,015,400       1 Sonus Pharmaceuticals, Inc.                                                                     4,975,460
            274         Soteira, Inc.                                                                                         274
        842,571         Soteira, Inc.                                                                                     842,571
      1,000,000       1 Staar Surgical Co.                                                                              7,249,900
        643,700     1,3 Stereotaxis, Inc.                                                                               5,503,635
        200,000     1,3 Symbion, Inc.                                                                                   3,762,000
        849,000       1 Systems Xcellence, Inc.                                                                        10,255,920
      1,000,000     1,3 Telik, Inc.                                                                                    16,960,000
        100,000         Teva Pharmaceutical Industries Ltd., ADR                                                        3,308,000
        108,800     1,3 Theravance, Inc.                                                                                2,577,472
      1,731,600     1,3 Threshold Pharmaceuticals, Inc., Class THL                                                      2,805,192
      2,500,000   1,2,3 United Surgical Partners International, Inc.                                                   61,750,000
        700,000         UnitedHealth Group, Inc.                                                                       33,481,000
        344,900       1 VCA Antech, Inc.                                                                               12,061,153
      1,858,600     1,2 Vical, Inc.                                                                                     8,828,350
        230,000     1,3 WebMD Health Corp., Class A                                                                     9,777,300
      1,410,138     1,2 World Heart Corp., Warrants 9/22/2008                                                             256,312
                           TOTAL                                                                                    1,874,550,365
                        INDUSTRIALS--13.7%
        649,800         Asea Brown Boveri Ltd.                                                                         33,605,797
        651,600         Bajaj Hindusthan Ltd.                                                                           4,639,991
      1,294,700         Bharat Heavy Electricals Ltd.                                                                  56,837,775
        200,000         C.H. Robinson Worldwide, Inc.                                                                   9,156,000
        673,400     1,3 Chart Industries, Inc.                                                                         10,370,360
      1,200,000   1,2,3 CoStar Group, Inc.                                                                             52,044,000
      1,300,000       3 Con-way, Inc.                                                                                  64,324,000
        750,000     1,3 Copart, Inc.                                                                                   19,980,000
      1,000,000       3 DRS Technologies, Inc.                                                                         46,290,000
      1,012,700       1 Dyncorp International, Inc., Class A                                                            9,124,427
      1,500,000         Expeditors International Washington, Inc.                                                      68,205,000
      1,000,000         FedEx Corp.                                                                                   104,710,000
        200,000         Fluor Corp.                                                                                    17,566,000
      1,234,400         Forward Air Corp.                                                                              39,611,896
         44,400       1 Goodman Global, Inc.                                                                              546,120
        500,000         Grainger (W.W.), Inc.                                                                          31,045,000
        491,600       1 Houston Wire & Cable Co.                                                                        9,251,912
        986,500       1 IHS, Inc., Class A                                                                             31,281,915
      1,000,000   1,2,3 Innovative Solutions and Support, Inc.                                                         15,150,000
      2,105,400     1,2 Interline Brands, Inc.                                                                         45,897,720
        283,100       1 K&F Industries Holdings, Inc.                                                                   4,535,262
      1,371,045       3 Kuehne & Nagel International AG                                                                91,362,147
      1,000,000         Landstar System, Inc.                                                                          42,690,000
        105,800         Larsen & Toubro Ltd.                                                                            5,026,409
      1,602,000   1,4,5 Nagarjuna Construction Co. Ltd., GDR                                                            8,827,020
      1,265,600   1,2,3 NuCo2, Inc.                                                                                    30,804,704
      3,537,200   1,4,5 Piaggio & C. SpA                                                                               12,425,655
         62,700       3 Regal Beloit Corp.                                                                              2,492,325
      3,027,700         Rinker Group Ltd.                                                                              30,556,065
        845,000     1,3 Ryanair Holdings PLC, ADR                                                                      47,750,950
      1,300,000         Ryder System, Inc.                                                                             65,520,000
      1,000,000       3 Simpson Manufacturing Co., Inc.                                                                28,000,000
      1,500,000       3 TNT NV                                                                                         53,612,488
      1,017,800       1 TransDigm Group, Inc.                                                                          26,055,680
        800,000         United Parcel Service, Inc.                                                                    55,128,000
         43,700         Ushio Inc.                                                                                        931,977
        159,600         Vicor Corp.                                                                                     1,827,420
                           TOTAL                                                                                    1,177,184,015
                        INFORMATION TECHNOLOGY--16.4%
      1,000,000     1,3 Access Integrated Technology, Inc., Class A                                                     9,000,000
      1,105,400       1 Actions Semiconductor Co. Ltd., ADR                                                             8,412,094
         15,400         Adtran, Inc.                                                                                      336,798
         95,200     1,3 Advanced Analogic Technologies, Inc.                                                              895,832
      1,680,800       1 Agere Systems, Inc.                                                                            24,472,448
        600,000       1 Amdocs Ltd.                                                                                    21,768,000
      1,555,600     1,3 Anadigics, Inc.                                                                                 8,586,912
      2,000,000       1 Autodesk, Inc.                                                                                 68,220,000
        850,000     1,3 Blackboard Inc.                                                                                24,080,500
      2,824,400       1 CSR PLC                                                                                        59,882,353
      1,002,600       1 Check Point Software Technologies Ltd.                                                         16,843,680
        495,500       1 Cirrus Logic, Inc.                                                                              3,453,635
        375,000      ,3 Cognos, Inc.                                                                                   11,718,750
      2,400,000       1 Comverse Technology, Inc.                                                                      46,512,000
        400,000     1,3 DST Systems, Inc.                                                                              22,524,000
        352,323   1,4,5 Decision Management International, Inc.                                                                 0
      1,650,800   1,2,3 eCollege.com                                                                                   33,692,828
      1,000,000       1 Entegris, Inc.                                                                                  9,450,000
      1,059,322     4,5 Expand Networks Ltd.                                                                              105,932
        750,000       1 Filenet Corp.                                                                                  23,865,000
      2,546,500       1 Himax Technologies, Inc., ADR                                                                  16,475,855
      2,153,300       1 Hyperion Solutions Corp.                                                                       67,096,828
      1,133,900   1,2,3 Infocrossing, Inc.                                                                             12,745,036
        356,234     1,2 Infocrossing, Inc., Warrants 10/21/2008                                                         1,638,944
        400,000     1,3 Iron Mountain, Inc.                                                                            16,400,000
        901,000     1,3 Jupitermedia Corp.                                                                              9,019,010
      1,472,400     1,3 Komag, Inc.                                                                                    56,407,644
        760,600     1,2 LeCroy Corp.                                                                                   10,412,614
      5,189,000       1 MEMC Electronic Materials, Inc.                                                               157,849,380
      4,680,000     1,2 Magma Design Automation                                                                        33,883,200
      2,425,400     1,3 Mastercard, Inc.                                                                              111,253,098
      1,500,000       1 Microsemi Corp.                                                                                37,950,000
        510,500     1,3 Mobility Electronics, Inc.                                                                      2,869,010
      1,205,200     1,3 NAVTEQ Corp.                                                                                   33,962,536
      2,598,600     1,3 NIC, Inc.                                                                                      14,318,286
        110,100       1 Nextest Systems Corp.                                                                           1,508,370
      2,673,100     1,3 ON Semiconductor Corp.                                                                         16,813,799
        530,000 1,2,4,5 Online Resources Corp.                                                                          5,559,700
      1,646,400   1,2,3 Online Resources Corp.                                                                         17,270,736
      3,000,000       1 Oracle Corp.                                                                                   44,910,000
      1,191,600   1,2,3 PowerDsine Ltd.                                                                                 8,674,848
      1,750,000       1 Quest Software, Inc.                                                                           23,922,500
      1,500,000       1 S1 Corp.                                                                                        6,450,000
        250,000       3 SAP AG                                                                                         45,753,283
        418,300     1,3 SI International, Inc.                                                                         11,411,224
      2,320,900     1,3 Seagate Technology Holdings                                                                    53,844,880
              1     4,5 Sensable Technologies, Inc.                                                                       200,559
      3,751,199     4,5 Sensable Technologies, Inc.                                                                             0
      2,576,800     1,3 Silicon Image, Inc.                                                                            27,262,544
      3,740,800       1 Spansion, Inc.                                                                                 52,296,384
        750,000   1,2,3 Supertex, Inc.                                                                                 24,930,000
      1,000,000       3 Symbol Technologies, Inc.                                                                      11,050,000
      1,530,100   1,2,3 TNS, Inc.                                                                                      31,520,060
        766,200       1 Ultratech, Inc.                                                                                11,600,268
      1,800,000     1,3 ValueClick, Inc.                                                                               25,938,000
        283,200     1,3 Vimicro International Corp., ADR                                                                3,044,400
        487,400       1 Xyratex Ltd.                                                                                   11,327,176
                           TOTAL                                                                                    1,411,390,934
                        MATERIALS--1.7%
        606,000         Associated Cement Cos. Ltd.                                                                    10,919,974
      1,910,001         Cemex S.A. de C.V., ADR                                                                        54,091,219
     19,910,000         China Metal International Ho                                                                    7,225,837
        305,100       1 Frutarom                                                                                        2,320,041
        694,900         Frutarom, GDR                                                                                   5,284,159
     22,000,000     1,3 Lee & Man Paper Manufacturing Ltd.                                                             33,636,200
      2,037,900       1 National Aluminum Co. Ltd.                                                                      8,830,462
     22,482,100       1 Nine Dragons Paper Holdings Ltd.                                                               17,649,586
        250,000       3 Schnitzer Steel Industries, Inc., Class A                                                       8,475,000
                           TOTAL                                                                                      148,432,478
                        TELECOMMUNICATION SERVICES--2.4%
     11,505,700       1 Bharti Airtel Ltd.                                                                             94,151,024
        676,000         Consolidated Communications Holdings, Inc.                                                     11,343,280
        832,176     1,3 NTELOS Holdings Corp.                                                                          12,024,943
         20,000         PT Telekomunikasi Indonesia, Class CS, ADR                                                        666,600
     19,055,000         Singapore Telecom Ltd.                                                                         31,258,479
        790,100       1 Syniverse Holdings, Inc.                                                                       11,045,598
      2,650,700     1,3 Time Warner Telecom, Inc.                                                                      44,399,225
                           TOTAL                                                                                      204,889,149
                        UTILITIES--0.5%
        190,000       3 Consolidated Water Co.                                                                          4,506,800
     14,855,700         NTPC Ltd.                                                                                      36,772,324
                           TOTAL                                                                                       41,279,124
                           TOTAL COMMON STOCKS (IDENTIFIED COST $6,251,197,830)                                     7,713,859,748
                        PREFERRED STOCKS--1.3%
                        FINANCIALS--0.7%
        173,200         Alleghany Corp., Conv. Pfd.                                                                    47,902,097
        297,600         Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30 Annual Dividend                       12,466,940
                           TOTAL                                                                                       60,369,037
                        HEALTH CARE--0.5%
        686,009   1,4,5 Acadia Pharmaceuticals, Inc., Conv. Pfd.                                                        4,411,038
      1,694,915     4,5 Ardais Corp., Conv. Pfd.                                                                                0
        790,960     4,5 Ardais Corp., Conv. Pfd., Series C                                                                      0
          3,985     4,5 CompBenefits Corp., Pfd.                                                                        2,105,742
        446,816     4,5 Cortek, Inc., Conv. Pfd., Series D2                                                                     0
      1,515,152     4,5 Cortex, Inc., Pfd., Series D                                                                            0
        126,065     4,5 Dexcom, Inc., Pfd.                                                                              1,498,913
      1,041,666     4,5 Dexcom, Inc., Pfd., Series B                                                                   12,385,409
        217,391     4,5 Dexcom, Inc., Pfd., Series C                                                                    2,584,779
      2,747,253         Insulet Corp., Conv. Pfd.                                                                      10,000,001
      1,058,043     4,5 Sanarus Medical, Inc., Pfd., Series A                                                           1,150,093
      1,448,436     4,5 Sanarus Medical, Inc., Pfd., Series B                                                           1,733,778
      4,456,271     4,5 Sanarus Medical, Inc., Pfd., Series C                                                           3,030,264
      3,555,987         Sanarus Medical, Inc., Pfd., Series D                                                           2,837,678
                           TOTAL                                                                                       41,737,695
                        INFORMATION TECHNOLOGY--0.1%
         20,000         Marchex, Inc., Conv. Pfd., $11.88 Annual Dividend                                               4,684,100
        679,348     4,5 Multiplex, Inc., Pfd., Series C                                                                         0
                           TOTAL                                                                                        4,684,100
                           TOTAL PREFERRED STOCKS (IDENTIFIED COST $113,194,912)                                      106,790,832
                        CORPORATE BONDS--0.4%
                        HEALTH CARE--0.0%
  $           1     4,5 Ardais Corp., Conv. Bond, 8.00%, 12/31/2006                                                        34,000
                        INFORMATION TECHNOLOGY--0.4%
     25,000,000     4,5 BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025                                               34,576,750
                           TOTAL CORPORATE BONDS (IDENTIFIED COST $25,359,932)                                         34,610,750
                        CORPORATE NOTES--0.0%
                        HEALTH CARE--0.0%
              1         Ardais Corp., Conv. Bond, 12/31/2006 (IDENTIFIED COST $431,384)                                    34,000
                        PURCHASED PUT OPTIONS--0.0%
     83,500,000         Morgan Stanley Co Incorporated EURO PUT/USD, Expiration Date, 10/12/2006                          291,833
     50,000,000         State Street Bank and Trust Co, N.A. CHF PUT/USD, Expiration Date,                                      0
                        8/2/2006
                           TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $883,535)                                         291,833
                        REPURCHASE AGREEMENTS--5.1%
    137,804,000         Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated                            137,804,000
                        7/31/2006 under which Bank of America N.A. will repurchase U.S. Government
                        Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    300,000,000         Interest in $1,350,000,000 joint repurchase agreement 5.29%, dated                            300,000,000
                        7/31/2006 under which Barclays Capital, Inc. will repurchase U.S.
                        Government Agency securities with various maturities to 2/22/2013 for
                        $1,350,198,375 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,000,216.
                           TOTAL REPURCHASE AGREEMENTS (AT COST)                                                      437,804,000
                        MUTUAL FUND-11.4%
    980,810,006       2 Prime Value Obligations Fund, Institutional Shares (at net asset value)                       980,810,006
                        (purchased with proceeds from securities lending collateral)
                           TOTAL INVESTMENTS - 107.8%                                                               9,274,201,169
                           (IDENTIFIED COST $7,809,681,599)6
                           OTHER ASSETS AND LIABILITIES - NET - (7.8)%                                              (667,885,596)
                           TOTAL NET ASSETS - 100%                                                                $ 8,606,315,573

1    Non-income producing security.

2 Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares. At July 31, 2006, these securities amounted to $2,318,594,278 which represents 26.9% of total net assets. Transactions with affiliated companies during the three months ended July 31, 2006 are as follows:

                                                                                           DIVIDEND    VALUE

        AFFILIATES                                    PURCHASE COST          SALES         INCOME
                                                                             PROCEEDS
      1 1Abiomed, Inc.                                $5,592,104             $-            -                          $20,490,000
      1 Accelrys, Inc.                                7,418,862              -             -                           12,043,750
      1 Anadys Pharmaceuticals, Inc.                  3,503,174              -             -                            6,640,000
      1 Anika Therapeutics, Inc.                      -                      -             -                            7,055,100
      1 Avigen, Inc.                                  -                      -             -                           16,260,000
      1 Boston Scientific Corp.                       -                      -             -                            1,701,000
      1 CB Richard Ellis Services, Inc.               21,179,198             3,921,883     -                          298,623,936
      1 Central   European  Media  Enterprises  Ltd., -                      -             -                          119,958,228
        Class A
      1 Chindex International, Inc.                   -                      -             -                            4,939,500
      1 Chindex   International,    Inc.,    Warrants -                      -             -                              458,151
        3/31/2009
      1 Conceptus, Inc.                               -                      -             -                           54,920,317
    1,2 Conceptus, Inc.                               -                      -             -                            9,066,000
      2 Conceptus, Inc.                               -                      -             -                           10,792,861
      1 CoStar Group, Inc.                            22,957,101             -             -                           52,044,000
      1 Cubist Pharmaceuticals, Inc.                  1,403,440              -             -                           76,474,872
      1 Cytokinetics, Inc.                            -                      -             -                           27,723,570
      1 Dyax Corp.                                    -                      -             -                           18,840,000
      1 Dynavax Technologies Corp.                    -                      -             -                           20,868,842
      1 eCollege.com                                  -                      -             -                           33,692,828
    1,2 Endologix, Inc.                               5,523,210              -             -                           15,465,486
      1 GTX, Inc.                                     -                      -             -                           17,237,090
      1 Illumina, Inc.                                25,252,650             29,313,992    -                           94,370,755
      1 Infocrossing, Inc.                            -                      -             -                           12,745,036
      1 Infocrossing, Inc., Warrants 10/21/2008       -                      -             -                            1,638,944
      1 Innovative Solutions and Support, Inc.        -                      -             -                           15,150,000
      1 Interline Brands, Inc.                        -                      -             -                           45,897,720
      1 Isis Pharmaceuticals, Inc.                    -                      1,521,020     -                           22,887,282
      1 Kosan Biosciences, Inc.                       -                      -             -                            9,597,500
      1 LeCroy Corp.                                  -                      164,752       -                           10,412,614
      1 Magma Design Automation                       -                      -             -                           33,883,200
      1 Monogram Biosciences, Inc.                    24,547,027             -             -                           39,437,620
      1 NMT Medical, Inc.                             -                      -             -                            7,525,000
      1 NuCo2, Inc.                                   -                      -             -                           30,804,704
      1 NxStage Medical, Inc.                         4,066,125              -             -                           18,854,000
      1 Online Resources Corp.                        -                      1,446,061     -                           17,270,736
    1,2 Online Resources Corp.                        -                      -             -                            5,559,700
      1 Pharmacyclics, Inc.                           -                      -             -                           10,494,360
      1 PowerDsine Ltd.                               -                      -             -                            8,674,848
      1 Supertex, Inc.                                -                      -             -                           24,930,000
      1 TNS, Inc.                                     -                      101,139       -                           31,520,060
      1 United Surgical Partners International, Inc.  -                      -             -                           61,750,000
      1 Vical, Inc.                                   -                      -             -                            8,828,350
      1 World Heart Corp., Warrants 9/22/2008         -                      -             -                              256,312
        TOTAL OF AFFILIATED TRANSACTIONS              $121,442,891           $36,468,847   $0                      $1,337,784,272

        1Non-income producing security.
        2Restricted security.

        AFFILIATES                BALANCE OF SHARES HELD     PURCHASES/ADDITIONS      SALES/REDUCTIONS VALUE 7/31/2006
                                  4/30/06
        Prime Value Obligations
        Fund, Institutional       $860,816,188               119,993,818              -                $980,810,006
        Shares

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

        MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
        $947,830,574                                             $980,810,006

4 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $298,268,568, which represented 3.5% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $298,268,568, which represented 3.5% of total net assets.

6 At July 31, 2006, the cost of investments for federal tax purposes was $7,809,755,926. The net unrealized appreciation of investments excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and unrealized appreciation from written options for federal tax purposes was $1,464,445,243. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,898,872,943 and net unrealized depreciation from investments for those securities having an excess of cost over value of $434,427,700.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2006 is as follows:

SECURITY                                                                         ACQUISITION                     ACQUISITION COST
                                                                                 DATE
Apollo Investment Fund V                                                         5/18/2001                               $593,912
Aradigm Corp., Warrants 12/17/2006                                               12/17/2001                                     -
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006                                      4/14/2004                                434,259
Ardais Corp., Conv. Pfd.                                                         3/2/2001-                              9,999,999
                                                                                 3/8/2001
Ardais Corp., Conv. Pfd., Series C                                               12/18/2002                             4,666,664
Ardais Corp. Warrants 4/14/2009                                                  4/15/2004                                      -
Avigen, Inc.                                                                     5/10/2006                              3,000,004
BearingPoint, Inc., Conv. Sub. Bond., 5.00%, 4/15/2025                           4/21/2005                             25,000,000
CompBenefits, Corp.                                                              5/24/1995-                               140,678
                                                                                 7/12/2000
CompBenerfits, Corp., Pfd.                                                       5/24/1995-                             3,256,223
                                                                                 7/12/2000
Conceptus, Inc.                                                                  8/11/2005                              4,500,000
Conceptus, Inc.                                                                  4/10/2001                              5,000,000
Cortek, Inc.                                                                     2/29/2000                                      -
Cortek, Inc., Conv. Pfd., Series D2                                              3/31/2003                                      -
Cortex, Inc., Pfd., Series D                                                     6/18/2001                                      -
Decision Management International, Inc.                                          7/11/2005                                      -
Denovo Ventures I LP                                                             3/9/2000                               2,432,145
Dexcom, Inc., Pfd.                                                               12/30/2004                               678,910
Dexcom, Inc., Pfd., Series B                                                     12/1/2000                              3,000,000
Dexcom, Inc., Pfd., Series C                                                     5/17/2002                              1,000,001
Endologix, Inc.                                                                  7/7/2005                               5,000,000
Endologix, Inc.                                                                  12/8/2003-                            17,771,330
                                                                                 5/31/2006
Expand Networks Ltd.                                                             9/22/2000                              2,500,000
FA Private Equity Fund IV LP                                                     3/4/2002                                 390,315
Greenfield Technology Venture Fund                                               6/15/1998                                 88,344
Incuvest LLC                                                                     1/6/2000                               5,000,000
Infrastructure Fund                                                              8/11/2000                                450,346
Internet.com Corp.                                                               5/17/2000-                               557,793
                                                                                 7/28/2000
Inverness Medical Innovations, Inc.                                              2/9/2006                               9,764,000
Isis Pharmaceuticals, Inc                                                        8/23/2005                             19,882,351
Latin Healthcare Fund                                                            11/28/2000                             4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010                                 10/3/2005                                111,956
Multiplex, Inc., Pfd., Series C                                                  2/22/2001                              5,000,001
Peachtree Leadscope LLC                                                          4/30/2002                              3,000,000
Peachtree Leadscope LLC                                                          6/30/2000                                712,054
Peachtree Open Networks                                                          10/5/2000                                990,753
Peachtree Velquest                                                               9/14/2000                                494,382
Peachtree/CB Partners                                                            3/8/2000                               3,503,863
Rocket Ventures II                                                               7/20/1999                              7,515,342
Sanarus Medical, Inc., Pfd., Series A                                            11/16/1999-                            1,561,804
                                                                                 11/12/2004
Sanarus Medical, Inc., Pfd., Series B                                            7/16/2001                              2,495,648
Sanarus Medical, Inc., Pfd., Series C                                            10/23/2003                             3,004,288
Sensable Technologies, Inc.                                                      10/15/2004                                     -
Sensable Technologies, Inc.                                                      12/16/2003                               401,118

The following is a summary of the Fund's written option activity:

CONTRACTS                             NUMBER OF CONTRACTS          PREMIUM
Outstanding at prior period-end       58,000,000                   $411,740
Options written                       307,500,000                  1,970,955
Options expired                       (155,000,000)                (998,760)
Options bought back                   (77,000,000)                 (500,400)
Outstanding at 7/31/2006              133,500,000                  $883,535

The following acronyms are used throughout this portfolio:

ADR-        American Depositary Receipt
CHF-        Swiss Franc
EURO-       Euro Dollar
GDR-        Global Depositary Receipt
USD-        United States Dollar







FEDERATED KAUFMANN SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                        COMMON STOCKS-93.9%
                        CONSUMER DISCRETIONARY--17.9%
         96,500         Aaron Rents, Inc.                                                                            $     2,329,510
         66,050         Applebee's International, Inc.                                                                     1,173,048
         61,900       1 Arbitron, Inc.                                                                                     2,266,159
        178,000     1,2 Buffalo Wild Wings, Inc.                                                                           5,736,940
         60,000     1,2 Cabela's, Inc., Class A                                                                            1,115,400
        200,000     1,2 Carter's, Inc.                                                                                     4,362,000
        162,894     1,2 Celebrate Express, Inc.                                                                            2,036,175
        570,300     1,2 Central European Media Enterprises Ltd., Class A                                                  34,697,052
        470,400       1 Charles & Colvard Ltd.                                                                             5,546,016
         30,600     1,2 Chipotle Mexican Grill, Inc.                                                                       1,606,500
        139,216     1,2 Citi Trends, Inc.                                                                                  4,130,539
        172,800       2 Clear Channel Outdoor Holdings, Inc., Class A                                                      3,545,856
         73,740       2 Concorde Career Colleges, Inc.                                                                     1,437,930
         89,745     1,2 Cost Plus, Inc.                                                                                    1,210,660
         66,500       1 Ctrip.com International Ltd., ADR                                                                  3,365,898
         37,600     1,2 DSW, Inc., Class A                                                                                 1,290,808
        503,518     1,2 Dick's Sporting Goods, Inc.                                                                       18,333,090
         56,400     1,2 Digital Music Group, Inc.                                                                            315,276
        219,000     1,2 Educate, Inc.                                                                                      1,265,820
         46,000     1,2 Gmarket, Inc., ADR                                                                                   668,380
        100,000       2 Golfsmith International Holdings, Inc.                                                               897,000
         61,400       2 J. Crew Group, Inc.                                                                                1,636,924
        616,520         J.D. Wetherspoon PLC                                                                               5,130,642
         53,150     1,2 Lamar Advertising Co.                                                                              2,606,476
        100,200     1,2 Life Time Fitness, Inc.                                                                            4,539,060
        186,400       2 Lodgenet Entertainment                                                                             3,480,088
        152,800     1,2 Meritage Corp.                                                                                     5,924,056
         88,089         Monro Muffler Brake, Inc.                                                                          2,731,640
        104,900     1,2 Morgans Hotel Group Co.                                                                            1,411,954
         88,506         Orient-Express Hotel Ltd.                                                                          3,226,044
        137,700     1,2 PC Mall, Inc.                                                                                      1,005,210
        801,800     1,2 PETCO Animal Supplies, Inc.                                                                       22,506,526
        388,000   2,3,4 Piaggio & C. SpA                                                                                   1,362,986
        126,700     1,2 Rubios Restaurants, Inc.                                                                             929,965
        230,500         ServiceMaster Co.                                                                                  2,371,845
         71,800   2,3,4 Submarino SA                                                                                       2,543,443
        324,600     1,2 Texas Roadhouse, Inc.                                                                              3,512,172
        122,900     1,2 Volcom, Inc.                                                                                       2,473,977
        165,800       1 Winnebago Industries, Inc.                                                                         4,793,278
                           TOTAL                                                                                         169,516,343
                        CONSUMER STAPLES--0.7%
        281,200       1 Lance, Inc.                                                                                        6,700,996
                        ENERGY--0.5%
         38,800       2 Complete Production Services, Inc.                                                                   799,280
         36,000       2 Encore Aquisition Co.                                                                              1,096,560
          9,200       2 Horizon Offshore, Inc.                                                                               207,644
         58,300     1,2 McMoRan Exploration Co.                                                                            1,093,125
        289,400     1,2 Syntroleum Corp.                                                                                   1,478,834
                           TOTAL                                                                                           4,675,443
                        FINANCIALS--6.6%
        244,300       1 Advance America Cash Advance, Inc.                                                                 3,254,076
         23,958     1,2 Affiliated Managers Group                                                                          2,193,355
         17,300       2 Alleghany Corp.                                                                                    4,782,931
        184,600       2 Cowen Group, Inc.                                                                                  2,837,302
         23,400         Endurance Specialty Holdings Ltd.                                                                    710,424
         91,600       1 First Potomac Realty Trust                                                                         2,591,364
        268,800       2 Great Wall Acquisition Corp.                                                                       1,381,632
        219,100         ICICI Bank Ltd.                                                                                    2,588,636
        182,400       1 IPC Holdings Ltd.                                                                                  5,244,000
        175,000   2,3,4 KKR Private Equity Investors LP                                                                    4,112,500
         16,300       1 Mercury General Corp.                                                                                899,434
        273,200       1 Montpelier Re Holdings Ltd.                                                                        4,939,456
        602,000     1,2 Move, Inc.                                                                                         2,648,800
        110,000     1,2 NETeller PLC                                                                                         780,824
         86,800         OptionsXpress Holdings, Inc.                                                                       2,272,424
         18,100       2 Penson Worldwide, Inc.                                                                               308,605
         87,300       2 Philadelphia Consolidated Holding Corp.                                                            2,956,851
        380,300     1,2 QC Holdings, Inc.                                                                                  5,305,185
        203,100       2 RHJ International                                                                                  4,156,229
          6,820       1 SFCG Co. Ltd.                                                                                      1,193,329
        235,900         Willis Group Holdings Ltd.                                                                         7,673,827
                           TOTAL                                                                                          62,831,184
                        HEALTH CARE--19.4%
        213,900       2 A.D.A.M., Inc.                                                                                     1,170,033
        101,700       2 Acadia Pharmaceuticals, Inc.                                                                         653,931
        690,900     1,2 Acusphere, Inc.                                                                                    2,141,790
        253,000   2,3,4 Adaltis, Inc.                                                                                        579,013
         59,000   2,3,4 Adaltis, Inc.                                                                                        135,026
         24,300       2 Adeza Biomedical Corp.                                                                               369,360
         88,309         Allergan, Inc.                                                                                     9,524,126
        197,500     1,2 Alnylam Pharmaceuticals, Inc.                                                                      2,522,075
        136,200     1,2 Altus Pharmaceuticals, Inc.                                                                        1,944,936
         44,200     1,2 Arthrocare Corp.                                                                                   1,946,568
        279,600     1,2 Auxilium Pharmaceutical, Inc.                                                                      2,192,064
         46,600     1,2 Avigen, Inc.                                                                                         252,572
        721,400       2 Bioenvision, Inc.                                                                                  3,332,868
        218,700     1,2 CV Therapeutics, Inc.                                                                              2,679,075
         28,100         Cambrex Corp.                                                                                        598,811
        866,100       2 Ciphergen Biosystems, Inc.                                                                           900,744
          1,200     1,2 Conceptus, Inc.                                                                                       18,132
        249,100       2 Cubist Pharmaceuticals, Inc.                                                                       5,709,372
        187,180       2 Cytyc Corp.                                                                                        4,604,628
         56,600     1,2 Digene Corp.                                                                                       2,389,086
        777,100     1,2 Dynavax Technologies Corp.                                                                         3,116,171
        183,700     1,2 Encysive Pharmaceuticals, Inc.                                                                       718,267
        196,300       2 Endo Pharmaceuticals Holdings, Inc.                                                                6,099,041
        301,000     1,2 Endologix, Inc.                                                                                    1,167,880
        290,500     1,2 Human Genome Sciences, Inc.                                                                        2,820,755
         67,100     1,2 ICOS Corp.                                                                                         1,532,564
        150,572       2 Illumina, Inc.                                                                                     5,756,368
        800,000     1,2 Incyte Genomics, Inc.                                                                              3,408,000
        153,900       2 Jerini AG                                                                                            933,812
         98,200     1,2 Kos Pharmaceuticals, Inc.                                                                          4,059,588
        707,600       2 Kosan Biosciences, Inc.                                                                            2,469,524
        165,634     1,2 Kyphon, Inc.                                                                                       5,641,494
        261,000     1,2 Labopharm, Inc.                                                                                    1,620,810
         93,300     1,2 Magellan Health Services, Inc.                                                                     4,484,931
        483,000     1,2 Medarex, Inc.                                                                                      4,516,050
        361,500       2 Medicines Co.                                                                                      7,573,425
        468,500       2 Medicure, Inc.                                                                                       678,926
        486,161     1,2 Metropolitan Health Networks, Inc.                                                                 1,312,635
        145,000       2 Momenta Pharmaceuticals, Inc.                                                                      2,512,850
        258,600     1,2 Nektar Therapeutics                                                                                4,215,180
        341,800       2 Neurochem, Inc.                                                                                    3,554,720
        317,000     1,2 Neurocrine Biosciences, Inc.                                                                       2,932,250
          5,145     1,2 Neurometrix, Inc.                                                                                    168,859
         38,200     1,2 Nighthawk Radiology Holdings, Inc.                                                                   759,416
         63,200     1,2 Northfield Laboratories, Inc.                                                                        764,720
        184,000     1,2 NxStage Medical, Inc.                                                                              1,576,880
        257,500       2 OSI Pharmaceuticals, Inc.                                                                          8,597,925
        255,981       2 Orthofix International NV                                                                         10,085,651
        319,400     1,2 Penwest Pharmaceuticals Co.                                                                        6,643,520
      1,546,500     1,2 Point Therapeutics, Inc.                                                                           3,556,950
        177,200     1,2 Progenics Pharmaceuticals, Inc.                                                                    3,891,312
        108,500     1,2 Psychiatric Solutions, Inc.                                                                        3,416,665
        140,000     1,2 Qiagen NV                                                                                          2,129,937
        146,200       2 Regeneron Pharmaceuticals, Inc.                                                                    1,997,092
        101,900     1,2 Sepracor, Inc.                                                                                     5,033,860
        249,300     1,2 Somaxon Pharmaceuticals, Inc.                                                                      2,612,664
        301,700     1,2 Sonus Pharmaceuticals, Inc.                                                                        1,478,330
        309,400     1,2 Spectrum Pharmaceuticals, Inc.                                                                     1,070,524
          5,800       2 Speedel Holding AG                                                                                   688,148
        124,000     1,2 Systems Xcellence, Inc.                                                                            1,497,920
        566,300     1,2 ThermoGenesis Corp.                                                                                2,140,614
        155,300     1,2 Threshold Pharmaceuticals, Inc., Class THL                                                           251,586
        113,490       2 United Surgical Partners International, Inc.                                                       2,803,203
        223,200     1,2 Valera Pharmaceuticals, Inc.                                                                       1,685,160
        467,300       2 Vical, Inc.                                                                                        2,219,675
         73,700       2 Visicu, Inc.                                                                                         959,574
          7,300     1,2 WebMD Health Corp., Class A                                                                          310,323
        170,100       2 YM Biosciences, Inc.                                                                                 566,649
         73,800       2 Zoll Medical Corp.                                                                                 2,594,808
                           TOTAL                                                                                         184,291,416
                        INDUSTRIALS--24.0%
      2,000,000     1,2 ABX Air, Inc.                                                                                     10,780,000
        255,600     1,2 Aviall, Inc.                                                                                      12,148,668
         89,900     1,2 Basin Water, Inc.                                                                                    791,120
         51,000         CAE, Inc.                                                                                            392,190
         74,100       2 Chart Industries, Inc.                                                                             1,141,140
        101,482     1,2 CoStar Group, Inc.                                                                                 4,401,274
        183,300     1,2 Commercial Vehicle Group, Inc.                                                                     3,301,233
        324,500         Con-way, Inc.                                                                                     16,056,260
        118,600       2 Copart, Inc.                                                                                       3,159,504
        168,040         DRS Technologies, Inc.                                                                             7,778,572
        176,400 1,2 Dynamex, Inc.                                                                                          3,693,816
        106,200 1,2 Dyncorp International, Inc., Class A                                                                     956,862
        568,400       2 EGL, Inc.                                                                                         24,958,444
        171,608         Expeditors International Washington, Inc.                                                          7,803,016
         91,200     1,2 FTI Consulting, Inc.                                                                               2,394,000
        500,840       1 Forward Air Corp.                                                                                 16,071,956
          4,400       2 Goodman Global, Inc.                                                                                  54,120
         21,800       2 Houston Wire & Cable Co.                                                                             410,276
         79,900     1,2 IHS, Inc., Class A                                                                                 2,533,629
        970,900     1,2 Innovative Solutions and Support, Inc.                                                            14,709,135
         16,000         Insteel Industries, Inc.                                                                             331,200
         94,300       2 Interline Brands, Inc.                                                                             2,055,740
         23,000     1,2 K&F Industries Holdings, Inc.                                                                        368,460
        263,100     1,2 Kenexa Corp.                                                                                       6,222,315
        100,000         Knight Transportation, Inc.                                                                        1,716,000
         81,000       1 Kuehne & Nagel International AG                                                                    5,397,586
        439,400         Landstar System, Inc.                                                                             18,757,986
         70,426     1,2 Monster Worldwide, Inc.                                                                            2,817,040
        304,100     1,2 NuCo2, Inc.                                                                                        7,401,794
        692,100       2 Quality Distribution, Inc.                                                                         8,838,117
         32,800         Roper Industries, Inc.                                                                             1,482,560
        398,300         Ryder System, Inc.                                                                                20,074,320
        169,400       1 Simpson Manufacturing Co., Inc.                                                                    4,743,200
     12,097,000         Sinotrans Ltd., Class H                                                                            3,674,155
        571,420       2 Spire Corp.                                                                                        4,079,939
        144,400     1,2 Taleo Corp., Class A                                                                               1,227,400
         97,100       2 TransDigm Group, Inc.                                                                              2,485,760
        208,288       1 Vicor Corp.                                                                                        2,384,898
                           TOTAL                                                                                         227,593,685
                        INFORMATION TECHNOLOGY-21.9%
        203,800         ARM Holdings PLC, ADR                                                                              1,322,662
        190,600     1,2 Access Integrated Technology, Inc., Class A                                                        1,715,400
        108,400       2 Actions Semiconductor Co. Ltd., ADR                                                                  824,924
         82,500       2 AdStar, Inc.                                                                                          75,900
         36,500       1 Adtran, Inc.                                                                                         798,255
         12,900     1,2 Advanced Analogic Technologies, Inc.                                                                 121,389
         94,600     1,2 Agere Systems, Inc.                                                                                1,377,376
        511,200     1,2 Anadigics, Inc.                                                                                    2,821,824
         26,200       2 Asyst Technologies, Inc.                                                                             182,614
         80,800     1,2 Blackboard Inc.                                                                                    2,289,064
         72,000     1,2 Business Objects SA, ADR                                                                           1,751,760
        134,700       2 CPI International, Inc.                                                                            1,883,106
      1,189,900       2 CSR PLC                                                                                           25,228,017
         93,660     1,2 Cabot Microelectronics Corp.                                                                       2,789,195
        124,100     1,2 Cirrus Logic, Inc.                                                                                   864,977
         87,252     1,2 Cognos, Inc.                                                                                       2,726,625
        130,400       2 Dolby Laboratories, Class A                                                                        2,614,520
        291,900     1,2 EMCORE Corp.                                                                                       2,060,814
        243,000     1,2 Entegris, Inc.                                                                                     2,296,350
        105,552     1,2 Filenet Corp.                                                                                      3,358,665
         53,072     1,2 Foundry Networks, Inc.                                                                               549,826
        238,000       2 Fundtech Ltd.                                                                                      2,115,820
         57,100     1,2 Global Imaging Systems, Inc.                                                                       2,414,188
        249,400       2 Himax Technologies, Inc., ADR                                                                      1,613,618
        337,950       2 Hyperion Solutions Corp.                                                                          10,530,522
        298,333     1,2 Infocrossing, Inc.                                                                                 3,353,263
         89,059       2 Infocrossing, Inc., Warrants                                                                         409,738
        353,900     1,2 International Displayworks, Inc.                                                                   1,684,564
         27,700     1,2 Iron Mountain, Inc.                                                                                1,135,700
      1,388,200     1,2 Jupitermedia Corp.                                                                                13,895,882
        200,000     1,2 Kanbay International, Inc.                                                                         2,900,000
        179,200     1,2 Komag, Inc.                                                                                        6,865,152
        163,800       2 LeCroy Corp.                                                                                       2,242,422
         28,400       2 Liquidity Services, Inc.                                                                             361,248
        557,700       2 MEMC Electronic Materials, Inc.                                                                   16,965,234
         77,400       2 MKS Instruments, Inc.                                                                              1,599,858
        260,802       2 Magma Design Automation                                                                            1,888,206
        215,200     1,2 Microsemi Corp.                                                                                    5,444,560
        165,600     1,2 Mobility Electronics, Inc.                                                                           930,672
        174,800     1,2 Motive, Inc.                                                                                         524,400
         68,000     1,2 NAVTEQ Corp.                                                                                       1,916,240
        255,042       2 NIC, Inc.                                                                                          1,405,281
         13,100     1,2 Nextest Systems Corp.                                                                                179,470
        788,400       2 Omniture, Inc.                                                                                     5,684,364
        422,859     1,2 Online Resources Corp.                                                                             4,435,791
         45,000   2,3,4 Online Resources Corp.                                                                               472,050
        448,900     1,2 Onvia.com, Inc.                                                                                    2,392,637
        351,600       2 Parametric Technology Corp.                                                                        5,435,736
        266,880     1,2 Pervasive Software, Inc.                                                                           1,070,189
        166,217       2 Pfsweb, Inc.                                                                                         159,552
        352,400     1,2 PowerDsine Ltd.                                                                                    2,565,472
        185,200       2 Quest Software, Inc.                                                                               2,531,684
        181,100       2 S1 Corp.                                                                                             778,730
        120,000     1,2 Saifun Semiconductors Ltd.                                                                         3,150,000
        108,600     1,2 Semitool, Inc.                                                                                       964,368
        224,600       2 Silicon Image, Inc.                                                                                2,376,268
         50,000     1,2 Sohu.com, Inc.                                                                                     1,055,000
        150,000     1,2 Sonic Solutions                                                                                    2,131,500
        295,200       2 Spansion, Inc.                                                                                     4,126,896
        120,400     1,2 Support.com, Inc.                                                                                    417,788
      1,000,000       1 Symbol Technologies, Inc.                                                                         11,050,000
         68,000       2 TNS, Inc.                                                                                          1,400,800
        325,000       2 Tibco Software, Inc.                                                                               2,587,000
        313,700       2 Ultratech, Inc.                                                                                    4,749,418
        337,928     1,2 ValueClick, Inc.                                                                                   4,869,542
        174,900     1,2 WebSideStory, Inc.                                                                                 2,139,027
         11,000       2 Xyratex Ltd.                                                                                         255,640
        155,849     1,2 eCollege.com                                                                                       3,180,878
                           TOTAL                                                                                         208,009,631
                        MATERIALS--1.6%
        140,470         Cemex S.A. de C.V., ADR                                                                            3,978,110
      2,089,500       2 Nine Dragons Paper Holdings Ltd.                                                                   1,640,363
        267,300       1 Schnitzer Steel Industries, Inc., Class A                                                          9,061,470
        142,500         Techtronic Industries Co.                                                                            191,829
                           TOTAL                                                                                          14,871,772
                        TELECOMMUNICATION SERVICES--1.2%
        306,200       2 Bharti Airtel Ltd.                                                                                 2,505,631
         60,100     1,2 Eschelon Telecom, Inc.                                                                               870,849
        259,900     1,2 Gilat Satellite Networks                                                                           2,014,225
         75,409     1,2 NTELOS Holdings Corp.                                                                              1,089,660
        294,700     1,2 Time Warner Telecom, Inc.                                                                          4,936,225
                           TOTAL                                                                                          11,416,590
                        UTILITIES--0.1%
         39,400       1 Consolidated Water Co.                                                                               934,568
                           TOTAL COMMON STOCKS (IDENTIFIED COST $796,902,833)                                            890,841,628
                        REPURCHASE AGREEMENTS-28.8%
  $  55,087,000         Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which         55,087,000
                        Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    110,000,000         Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which        110,000,000
                        Bears Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
    108,121,000         Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which        108,121,000
                        Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                           TOTAL REPURCHASE AGREEMENTS (AT COST)                                                         273,208,000
                           TOTAL INVESTMENTS - 122.7%                                                                  1,164,049,628
                           (IDENTIFIED COST $1,070,110,833)5
                           OTHER ASSETS AND LIABILITIES - NET - (22.7)%                                                (214,984,021)
                           TOTAL NET ASSETS - 100%                                                                   $   949,065,607


1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
    $220,452,381                                  $224,642,818

2    Non-income producing security.

3 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $9,205,018, which represented 1.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $9,205,018, which represented 1.0% of total net assets.

5 At July 31, 2006, the cost of investments for federal tax purposes was $1,070,110,833. The net unrealized appreciation of investments for federal tax purposes was $93,938,795. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $170,419,990 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,481,195.


Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt








FEDERATED LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--98.9%
                  CONSUMER DISCRETIONARY--8.5%
       30,000     Abercrombie & Fitch Co., Class A                                                                     $   1,588,800
       25,000     Harrah's Entertainment, Inc.                                                                             1,502,750
       45,000   1 MGM Mirage                                                                                               1,599,300
       62,000     Marriott International, Inc., Class A                                                                    2,181,160
       27,000     McDonald's Corp.                                                                                           955,530
       30,000     Nike, Inc., Class B                                                                                      2,370,000
       85,000     Target Corp.                                                                                             3,903,200
                      TOTAL                                                                                               14,100,740
                  CONSUMER STAPLES--9.9%
       34,300     Altria Group, Inc.                                                                                       2,742,971
       60,000     Archer-Daniels-Midland Co.                                                                               2,640,000
       80,000     CVS Corp.                                                                                                2,617,600
       40,000     Colgate-Palmolive Co.                                                                                    2,372,800
       70,000     PepsiCo, Inc.                                                                                            4,436,600
       25,000     Whole Foods Market, Inc.                                                                                 1,437,750
                      TOTAL                                                                                               16,247,721
                  ENERGY--7.6%
       45,000     GlobalSantaFe Corp.                                                                                      2,471,850
       75,000     Halliburton Co.                                                                                          2,502,000
       40,000     Peabody Energy Corp.                                                                                     1,996,000
       20,000     Schlumberger Ltd.                                                                                        1,337,000
       22,000   1 Transocean Sedco Forex, Inc.                                                                             1,699,060
       55,000   1 Weatherford International Ltd.                                                                           2,576,200
                      TOTAL                                                                                               12,582,110
                  FINANCIALS--8.9%
       50,000     Allstate Corp.                                                                                           2,841,000
       37,000     CIT Group, Inc.                                                                                          1,698,670
       45,000     Capital One Financial Corp.                                                                              3,480,750
       28,000     Goldman Sachs Group, Inc.                                                                                4,277,000
       35,000     Morgan Stanley                                                                                           2,327,500
                      TOTAL                                                                                               14,624,920
                  HEALTH CARE--19.9%
       80,000   1 Amgen, Inc.                                                                                              5,579,200
       20,000     CIGNA Corp.                                                                                              1,825,000
       40,000   1 Express Scripts, Inc., Class A                                                                           3,081,200
       90,000   1 Forest Laboratories, Inc., Class A                                                                       4,167,900
       45,000   1 Genentech, Inc.                                                                                          3,636,900
       45,000   1 Gilead Sciences, Inc.                                                                                    2,766,600
       90,000     Johnson & Johnson                                                                                        5,629,500
       36,000     UnitedHealth Group, Inc.                                                                                 1,721,880
       90,000     Wyeth                                                                                                    4,362,300
                      TOTAL                                                                                               32,770,480
                  INDUSTRIALS--14.9%
       65,000     3M Co.                                                                                                   4,576,000
       45,000     CSX Corp.                                                                                                2,730,600
       35,000     Emerson Electric Co.                                                                                     2,762,200
       30,000     Expeditors International Washington, Inc.                                                                1,364,100
       30,000     Fluor Corp.                                                                                              2,634,900
       35,000     Joy Global, Inc.                                                                                         1,313,200
       26,000     Lockheed Martin Corp.                                                                                    2,071,680
       32,000     Textron Inc.                                                                                             2,877,120
       40,000     United Technologies Corp.                                                                                2,487,600
       50,000     Waste Management, Inc.                                                                                   1,719,000
                      TOTAL                                                                                               24,536,400
                  INFORMATION TECHNOLOGY--21.7%
       70,000   1 Apple Computer, Inc.                                                                                     4,757,200
      100,000     Applied Materials, Inc.                                                                                  1,574,000
       75,000   1 Autodesk, Inc.                                                                                           2,558,250
       90,000   1 Cisco Systems, Inc.                                                                                      1,606,500
       14,000   1 Google Inc.                                                                                              5,412,400
       20,000   1 Lam Research Corp.                                                                                         831,800
       55,000   1 MEMC Electronic Materials, Inc.                                                                          1,673,100
      120,000   1 Marvell Technology Group Ltd.                                                                            2,226,000
      200,000     Microsoft Corp.                                                                                          4,806,000
      130,000     Motorola, Inc.                                                                                           2,958,800
       95,000     Qualcomm, Inc.                                                                                           3,349,700
      150,000   1 Yahoo, Inc.                                                                                              4,071,000
                      TOTAL                                                                                               35,824,750
                  MATERIALS--5.9%
       60,000     Alcoa, Inc.                                                                                              1,797,000
       40,000     Allegheny Technologies, Inc.                                                                             2,555,600
       90,000     Celanese Corp.                                                                                           1,728,900
       20,000     Newmont Mining Corp.                                                                                     1,024,600
       33,000     Praxair, Inc.                                                                                            1,809,720
       13,000     United States Steel Corp.                                                                                  819,910
                      TOTAL                                                                                                9,735,730
                  UTILITIES--1.6%
       65,000     Edison International                                                                                     2,689,700
                      TOTAL COMMON STOCKS (IDENTIFIED COST $154,930,593)                                                 163,112,551
                  REPURCHASE AGREEMENT--4.1%
  $ 6,688,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of         6,688,000
                  America N.A. will repurchase U.S. Government Agency securities with various maturities to
                  6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000. (AT COST)
                      TOTAL INVESTMENTS - 103.0%                                                                         169,800,551
                      (IDENTIFIED COST $161,618,593)2
                      OTHER ASSETS AND LIABILITIES - NET - (3.0)%                                                        (4,867,196)
                      TOTAL NET ASSETS - 100%                                                                          $ 164,933,355


1    Non-income producing security.

2 At July 31, 2006, the cost of investments for federal tax purposes was $161,618,593. The net unrealized appreciation of investments for federal tax purposes was $8,181,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,305,605 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,123,647.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short- term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








FEDERATED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                    COMMON STOCKS-12.0%
                    DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
        660,000     Belgacom                                                                                              22,282,714
        120,000     Swisscom AG                                                                                           39,592,052
      3,614,100     Telstra Corp. Ltd.                                                                                    10,579,432
                       TOTAL                                                                                              72,454,198
                    FOOD & STAPLES RETAILING--1.4%
      1,639,350     Boots Group PLC                                                                                       24,069,719
        531,775     Lawson, Inc.                                                                                          18,136,336
                       TOTAL                                                                                              42,206,055
                    METALS & MINING--0.9%
        330,000     Anglogold Ltd., ADR                                                                                   16,034,700
        233,600     Newmont Mining Corp.                                                                                  11,967,328
                       TOTAL                                                                                              28,002,028
                    OIL GAS & CONSUMABLE FUELS--4.6%
        595,600     Chevron Corp.                                                                                         39,178,568
      1,488,000     Pogo Producing Co.                                                                                    65,873,760
        455,600     Royal Dutch Shell PLC, Class A, ADR                                                                   32,256,480
                       TOTAL                                                                                             137,308,808
                    PHARMACEUTICALS--1.5%
        529,600     Ono Pharmaceutical Co. Ltd.                                                                           26,007,658
        916,000     Taisho Pharmaceutical Co.                                                                             18,017,183
                       TOTAL                                                                                              44,024,841
                    WIRELESS TELECOMMUNICATION SERVICES--1.2%
         24,000     NTT DoCoMo, Inc.                                                                                      34,960,094
                       TOTAL COMMON STOCKS (IDENTIFIED COST $343,512,179)                                                358,956,024
                    GOVERNMENTS/AGENCIES--1.4%
  $ 301,000,000     Sweden, Government of, Bond, 5.00%, 1/28/2009 (IDENTIFIED COST $44,473,961)                           43,368,006
                    HYBRID NOTES-12.0%
                    ENERGY-3.9%
        991,572     Citigroup Funding, Inc., Equity-Linked Notes (Pioneer Natural Resources)                              43,303,634
        624,000     Credit Suisse First Boston, NY, Equity-Linked Notes (Newfield Exploration)                            27,668,160
        877,700 2,3 Morgan Stanley & Co., Inc., PERCS (EnCana)                                                            44,784,643
                       TOTAL                                                                                             115,756,437
                    METALS & MINING-8.1%
      2,004,183 2,3 Allegro Investment Corp. SA, Equity -Linked Notes (Newcast Mining)                                    28,939,334
        742,675     Credit Suisse First Boston, NY, Equity-Linked Notes (AngloGold Ashanti)                               36,446,776
      1,805,760     Goldman Sachs Group, Inc., Mandatory Exhangeable Notes (Barrick Gold)                                 53,721,360
      1,725,998     Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)                                    34,053,941
        974,849     Merrill Lynch & Co., Inc., Capped Appreciation Notes (Newmont Mining)                                 46,471,052
      1,620,615 2,3 Morgan Stanley & Co., Inc., PERCS (Goldcorp)                                                          44,842,417
                       TOTAL                                                                                             244,474,880
                       TOTAL HYBRID NOTES (IDENTIFIED COST $347,056,938)                                                 360,231,317
                    U.S. TREASURY--33.1%
     60,000,000     United States Treasury Note, 2.375%, 8/15/2006                                                        59,935,722
     55,500,000     United States Treasury Note, 3.00%, 11/15/2007                                                        54,087,098
     85,000,000     United States Treasury Note, 4.00%, 8/31/2007                                                         84,016,763
     80,000,000     United States Treasury Note, 4.25%, 10/31/2007                                                        79,213,640
     60,000,000     United States Treasury Note, 4.25%, 11/30/2007                                                        59,382,792
     75,000,000     United States Treasury Note, 4.375%, 12/31/2007                                                       74,312,370
    100,000,000     United States Treasury Note, 4.50%, 2/15/2009                                                         98,931,870
     85,000,000     United States Treasury Note, 4.875%, 4/30/2008                                                        84,817,259
    132,600,000     United States Treasury Note, 4.875%, 4/30/2011                                                       132,360,193
    135,000,000     United States Treasury Note, 4.875%, 5/15/2009                                                       134,831,250
    130,000,000     United States Treasury Note, 5.125%, 6/30/2008                                                       130,332,787
                       TOTAL U.S. TREASURY (IDENTIFIED COST $992,642,234)                                                992,221,744
                    PURCHASED PUT OPTIONS-5.0%
                    AIR FREIGHT & LOGISTICS--0.5%
          7,200   1 Expeditors International Washington, Inc., Expiration Date 11/18/2006                                  9,396,000
         10,126   1 Expeditors International Washington, Inc., Expiration Date 11/18/2006                                  4,860,480
                       TOTAL                                                                                              14,256,480
                    FINANCIALS--3.6%
            900   1 Russell 2000 Index, Expiration Date 9/16/2006                                                          8,667,000
          5,600   1 S&P 500 Index, Expiration Date 12/16/2006                                                             40,460,000
          8,400   1 S&P 500 Index, Expiration Date 9/16/2006                                                              58,338,000
                       TOTAL                                                                                             107,465,000
                    HOTELS RESTAURANTS & LEISURE--0.3%
          6,700   1 Las Vegas Sands Corp., Expiration Date 9/16/2006                                                       9,279,500
                    SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
          9,700   1 Lam Research Corp., Expiration Date 9/16/2006                                                         13,095,000
                    SPECIALTY RETAIL--0.2%
          2,221   1 Office Depot, Inc., Expiration Date 10/21/2006                                                         1,976,690
         10,466   1 Office Depot, Inc., Expiration Date 10/21/2006                                                         4,814,360
                       TOTAL                                                                                               6,791,050
                       TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $126,712,065)                                        150,887,030
                    REPURCHASE AGREEMENTS--34.8%
    342,728,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which            342,728,000
                    Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    700,000,000     Interest in $1,350,000,000 joint repurchase agreement 5.29%, dated 7/31/2006, under which            700,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 2/22/2013 for $1,350,198,375 on 8/1/2006. The market value of the underlying securities at the end of the period was $1,377,000,216.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                           1,042,728,000
                       TOTAL INVESTMENTS - 98.3%                                                                       2,948,392,121
                       (IDENTIFIED COST $2,897,715,852)4
                       OTHER ASSETS AND LIABILITIES - NET - 1.7%                                                          52,320,953
                       TOTAL NET ASSETS - 100%                                                                       $ 3,000,713,074


1    Non-income producing security.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, these restricted securities amounted to $118,566,394, which represented 4.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2006, these liquid restricted securities amounted to $118,566,394, which represented 4.0% of total net assets.

4 At July 31, 2006, the cost of investments for federal tax purposes was $2,897,125,377. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $51,266,744. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,970,461 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,703,717.



Note:The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently
offered to institutional investors for the securities.    Securities for which
no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PERCS --Preferred Equity Redemption Cumulative Stock








FEDERATED MID CAP GROWTH STRATEGIES FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS--98.0%
                   CONSUMER DISCRETIONARY--13.1%
       141,300   1 Choice Hotels International, Inc.                                                                 $     6,022,206
       179,400     Claire's Stores, Inc.                                                                                   4,490,382
       115,500   1 Darden Restaurants, Inc.                                                                                3,903,900
        94,600 1,2 GameStop Corp.                                                                                          3,936,306
        98,300 1,2 Gymboree Corp.                                                                                          3,295,016
        95,800 1,2 MGM Mirage                                                                                              3,404,732
       157,200   1 Mens Wearhouse, Inc.                                                                                    4,890,492
       205,200 1,2 NetFlix, Inc.                                                                                           4,245,588
       141,300   1 Nordstrom, Inc.                                                                                         4,846,590
       110,600 1,2 O'Reilly Automotive, Inc.                                                                               3,135,510
       179,400   2 Office Depot, Inc.                                                                                      6,467,370
       169,500 1,2 Payless ShoeSource, Inc.                                                                                4,386,660
       106,900     Penney (J.C.) Co., Inc.                                                                                 6,730,424
        98,300   1 Polo Ralph Lauren Corp., Class A                                                                        5,607,032
       137,600   1 Snap-On, Inc.                                                                                           5,780,576
        54,100     Starwood Hotels & Resorts Worldwide, Inc.                                                               2,844,578
       103,200     Wendy's International, Inc.                                                                             6,208,512
                       TOTAL                                                                                              80,195,874
                   CONSUMER STAPLES--5.4%
        99,000     Alberto-Culver Co., Class B                                                                             4,825,260
       126,500     Archer-Daniels-Midland Co.                                                                              5,566,000
        86,500   1 Brown-Forman Corp., Class B                                                                             6,353,425
        65,100   1 Bunge Ltd.                                                                                              3,553,158
       178,100     PepsiAmericas, Inc.                                                                                     4,025,060
        70,100   1 Reynolds American, Inc.                                                                                 8,887,278
                       TOTAL                                                                                              33,210,181
                   ENERGY--10.6%
       108,100   1 Arch Coal, Inc.                                                                                         4,101,314
       113,000   1 CONSOL Energy, Inc.                                                                                     4,651,080
        80,400     Cameco Corp.                                                                                            3,207,960
       243,000   1 Chesapeake Energy Corp.                                                                                 7,994,700
       275,200 1,2 Energy Partners Ltd.                                                                                    5,000,384
        93,400 1,2 FMC Technologies, Inc.                                                                                  5,886,068
        90,000   2 Grant Prideco, Inc.                                                                                     4,095,900
       108,200   1 Helmerich & Payne, Inc.                                                                                 2,994,976
        47,900   1 Noble Corp.                                                                                             3,436,825
        93,400   1 Peabody Energy Corp.                                                                                    4,660,660
       107,900 1,2 Southwestern Energy Co.                                                                                 3,711,760
        79,900     Tesoro Petroleum Corp.                                                                                  5,976,520
        71,300   1 Tidewater, Inc.                                                                                         3,401,723
        89,700     Western Gas Resources, Inc.                                                                             5,439,408
                       TOTAL                                                                                              64,559,278
                   FINANCIALS--15.7%
       108,900     Ace Ltd.                                                                                                5,611,617
        63,900 1,2 Affiliated Managers Group                                                                               5,850,045
       118,400     Aflac, Inc.                                                                                             5,226,176
        72,300   2 Arch Capital Group Ltd.                                                                                 4,400,178
        36,900     Bear Stearns & Co., Inc.                                                                                5,235,003
       291,300 1,2 CB Richard Ellis Services, Inc.                                                                         6,854,289
        85,300     CIT Group, Inc.                                                                                         3,916,123
       129,000     Chubb Corp.                                                                                             6,504,180
       166,900   1 Commerce Bancorp, Inc.                                                                                  5,669,593
       188,000   2 E*Trade Group, Inc.                                                                                     4,382,280
       139,500   1 HCC Insurance Holdings, Inc.                                                                            4,253,355
        33,099     Host Marriott Corp.                                                                                       702,361
       120,517   1 International Securities Exchange, Inc.                                                                 4,903,836
       138,800   1 Jefferies Group, Inc.                                                                                   3,606,024
        38,100     Kilroy Realty Corp.                                                                                     2,815,209
       105,100     Nationwide Financial Services, Inc., Class A                                                            4,737,908
       143,700   1 Raymond James Financial, Inc.                                                                           4,175,922
        74,500     State Street Corp.                                                                                      4,474,470
       147,400     T. Rowe Price Group, Inc.                                                                               6,089,094
        80,700     Zions Bancorp                                                                                           6,628,698
                       TOTAL                                                                                              96,036,361
                   HEALTH CARE--14.7%
       168,300     AmerisourceBergen Corp.                                                                                 7,236,900
        83,200   2 Cephalon, Inc.                                                                                          5,469,568
        83,500   2 Covance, Inc.                                                                                           5,323,960
        89,700   2 Coventry Health Care, Inc.                                                                              4,727,190
       105,650   2 DaVita, Inc.                                                                                            5,284,613
        73,700 1,2 Express Scripts, Inc., Class A                                                                          5,677,111
       117,900   2 Forest Laboratories, Inc., Class A                                                                      5,459,949
       104,400 1,2 Henry Schein, Inc.                                                                                      4,949,604
       111,800   2 Humana, Inc.                                                                                            6,252,974
       145,000     McKesson HBOC, Inc.                                                                                     7,306,550
        70,000   2 Medco Health Solutions, Inc.                                                                            4,153,100
        81,100   1 Omnicare, Inc.                                                                                          3,670,586
        68,800 1,2 Sepracor, Inc.                                                                                          3,398,720
       102,000   1 Shire PLC, ADR                                                                                          4,948,020
       131,500   2 St. Jude Medical, Inc.                                                                                  4,852,350
       176,900 1,2 Sunrise Senior Living, Inc.                                                                             5,108,872
       153,600   2 Thermo Electron Corp.                                                                                   5,684,736
                       TOTAL                                                                                              89,504,803
                   INDUSTRIALS--15.1%
        49,100 1,2 Alliant Techsystems, Inc.                                                                               3,934,874
        50,400     CSX Corp.                                                                                               3,058,272
        57,600     Corporate Executive Board Co.                                                                           5,414,400
        82,400     Eaton Corp.                                                                                             5,281,840
       135,100   1 Equifax, Inc.                                                                                           4,361,028
       110,600   1 Expeditors International Washington, Inc.                                                               5,028,982
        54,100   1 Fluor Corp.                                                                                             4,751,603
       122,900   1 GATX Corp.                                                                                              4,816,451
        47,900   2 Jacobs Engineering Group, Inc.                                                                          3,975,221
       152,675     Joy Global, Inc.                                                                                        5,728,366
        86,000   2 Monster Worldwide, Inc.                                                                                 3,440,000
       126,500     Norfolk Southern Corp.                                                                                  5,492,630
       101,800     Northrop Grumman Corp.                                                                                  6,738,142
        94,800     Precision Castparts Corp.                                                                               5,654,820
        82,300   1 Rockwell Automation, Inc.                                                                               5,100,954
       106,900   1 Toro Co.                                                                                                4,426,729
        86,000     URS Corp.                                                                                               3,405,600
       172,000   1 UTI Worldwide, Inc.                                                                                     4,007,600
       127,200 1,2 WESCO International, Inc.                                                                               7,409,400
                       TOTAL                                                                                              92,026,912
                   INFORMATION TECHNOLOGY--16.4%
       190,700 1,2 ADC Telecommunications, Inc.                                                                            2,332,261
       124,178 1,2 Adobe Systems, Inc.                                                                                     3,540,315
       108,100 1,2 Advanced Micro Devices, Inc.                                                                            2,096,059
       119,200 1,2 Ansys, Inc.                                                                                             5,470,088
       111,800   2 Autodesk, Inc.                                                                                          3,813,498
       395,600 1,2 Avaya, Inc.                                                                                             3,663,256
       340,500 1,2 Cadence Design Systems, Inc.                                                                            5,512,695
       234,600   2 Ceridian Corp.                                                                                          5,632,746
       184,300   2 Citrix Systems, Inc.                                                                                    5,855,211
        93,800   2 Cognizant Technology Solutions Corp.                                                                    6,142,962
       200,200 1,2 CommScope, Inc.                                                                                         6,252,246
       265,300 1,2 Endwave Corp.                                                                                           3,234,007
       103,200   1 Global Payments, Inc.                                                                                   4,390,128
       131,500   1 Harris Corp.                                                                                            5,989,825
       212,500     Intersil Holding Corp.                                                                                  4,995,875
       158,500   1 Jabil Circuit, Inc.                                                                                     3,661,350
       120,400   2 Lam Research Corp.                                                                                      5,007,436
       240,000   2 MEMC Electronic Materials, Inc.                                                                         7,300,800
       344,000 1,2 Powerwave Technologies, Inc.                                                                            2,731,360
       179,000 1,2 Redback Networks, Inc.                                                                                  2,767,340
       332,800 1,2 Vishay Intertechnology, Inc.                                                                            4,669,184
       253,800 1,2 aQuantive, Inc.                                                                                         5,202,900
                       TOTAL                                                                                             100,261,542
                   MATERIALS--2.4%
       212,500     Agrium, Inc.                                                                                            5,151,000
        36,900   1 Martin Marietta Materials                                                                               2,971,188
        76,200 1,2 Oregon Steel Mills, Inc.                                                                                3,523,488
        52,400     United States Steel Corp.                                                                               3,304,868
                       TOTAL                                                                                              14,950,544
                   TELECOMMUNICATION SERVICES--3.8%
       206,400 1,2 American Tower Systems Corp.                                                                            6,976,320
       169,500 1,2 Crown Castle International Corp.                                                                        5,971,485
       194,100 1,2 NII Holdings, Inc.                                                                                     10,244,598
                       TOTAL                                                                                              23,192,403
                   UTILITIES--0.8%
       242,400   2 AES Corp.                                                                                               4,814,064
                       TOTAL COMMON STOCKS                                                                               598,751,962
                       (IDENTIFIED COST $533,063,790)
                   REPURCHASE AGREEMENTS--29.9%
  $ 19,153,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank          19,153,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
    78,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bear          78,000,000
                   Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 12/16/2040 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,002,709 (purchased with proceeds from securities lending collateral).
    85,327,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which               85,327,000
                   Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 12/16/2045 for $2,000,293,889 on 8/1/2006. The market value of the underlying securities at the end of the period was $2,060,005,868 (purchased with proceeds from securities lending collateral).
                   TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                 182,480,000
                       TOTAL INVESTMENTS - 127.9%                                                                        781,231,962
                       (IDENTIFIED COST $715,543,790)3
                       OTHER ASSETS AND LIABILITIES - NET - (27.9)%                                                    (170,193,938)
                       TOTAL NET ASSETS - 100%                                                                       $   611,038,024

1    Certain   or  all   shares  are   temporarily   on  loan  to   unaffiliated
     brokers/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED      MARKET VALUE OF COLLATERAL
     $159,788,518                                         $163,327,000

2    Non-income producing security.

3 At July 31, 2006, the cost of investments for federal tax purposes was $715,543,790. The net unrealized appreciation of investments for federal tax purposes was $65,688,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $92,267,655 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,579,483.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








FEDERATED STRATEGIC VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                COMMON STOCKS-93.6%
                CONSUMER DISCRETIONARY--2.6%
     2,146,592  Kingfisher PLC                                                                                         $   9,804,042
                CONSUMER STAPLES--16.4%
       299,577  Boots Group PLC, ADR                                                                                       4,493,655
        46,174  British American Tobacco PLC, ADR                                                                          2,484,623
        84,600  Diageo PLC, ADR                                                                                            5,949,072
       135,900  Kraft Foods, Inc., Class A                                                                                 4,403,160
       152,222  Loews Corp.                                                                                                8,734,498
        66,483  Reynolds American, Inc.                                                                                    8,428,715
       944,528  Scottish & Newcastle PLC                                                                                   9,421,778
       183,187  UST, Inc.                                                                                                  9,260,103
       413,083  Unilever PLC, ADR                                                                                          9,868,553
                   TOTAL                                                                                                  63,044,157
                FINANCIALS--39.0%
       116,104  ABN AMRO Holdings NV                                                                                       3,213,906
       275,300  Amsouth Bancorporation                                                                                     7,890,098
       375,806  Barclays PLC                                                                                               4,408,594
       118,896  Colonial Properties Trust                                                                                  5,698,686
       149,200  Comerica, Inc.                                                                                             8,735,660
        95,602  Duke Realty Corp.                                                                                          3,562,131
       138,200  Fifth Third Bancorp                                                                                        5,270,948
       222,400  First Horizon National Corp.                                                                               9,318,560
       176,485  First Industrial Realty Trust                                                                              7,108,816
       262,700  Gallagher (Arthur J.) & Co.                                                                                7,137,559
       565,864  HRPT Properties Trust                                                                                      6,648,902
       265,584  Health Care Property Investors, Inc.                                                                       7,282,313
       211,507  Health Care REIT, Inc.                                                                                     7,654,438
       180,591  Healthcare Realty Trust, Inc.                                                                              5,975,756
       189,523  Hospitality Properties Trust                                                                               8,257,517
        69,200  ING Groep NV, ADR                                                                                          2,802,600
       137,100  KeyCorp                                                                                                    5,058,990
       137,922  Liberty Property Trust                                                                                     6,461,646
       623,896  Lloyds TSB Group PLC                                                                                       6,281,708
       152,876  National City Corp.                                                                                        5,503,536
       264,807  Nationwide Health Properties, Inc.                                                                         6,281,222
        48,167  PNC Financial Services Group                                                                               3,412,150
       307,834  Senior Housing Properties Trust                                                                            5,722,634
       170,100  U.S. Bancorp                                                                                               5,443,200
       109,183  Washington Mutual Bank                                                                                     4,880,480
                   TOTAL                                                                                                 150,012,050
                HEALTH CARE--2.4%
       116,787  GlaxoSmithKline PLC                                                                                        3,230,921
       228,800  Pfizer, Inc.                                                                                               5,946,512
                   TOTAL                                                                                                   9,177,433
                MATERIALS--5.6%
       141,100  Du Pont (E.I.) de Nemours & Co.                                                                            5,596,026
       381,233  Packaging Corp. of America                                                                                 8,741,673
       124,400  Weyerhaeuser Co.                                                                                           7,297,304
                   TOTAL                                                                                                  21,635,003
                TELECOMMUNICATION SERVICES--7.6%
       278,600  AT&T, Inc.                                                                                                 8,355,214
       356,004  BCE, Inc.                                                                                                  8,131,122
     3,092,713  Telecom Corp. of New Zealand                                                                               7,793,043
       147,400  Verizon Communications                                                                                     4,985,068
                   TOTAL                                                                                                  29,264,447
                UTILITIES--20.0%
       111,791  Ameren Corp.                                                                                               5,757,236
        79,938  Consolidated Edison Co.                                                                                    3,746,694
        74,176  Duke Energy Corp.                                                                                          2,249,016
       127,691  NICOR, Inc.                                                                                                5,595,420
       236,774  NiSource, Inc.                                                                                             5,386,609
       139,360  OGE Energy Corp.                                                                                           5,274,776
       197,467  Peoples Energy Corp.                                                                                       8,335,082
       201,358  Pepco Holdings, Inc.                                                                                       4,933,271
       139,332  Pinnacle West Capital Corp.                                                                                5,992,669
       174,600  Progress Energy, Inc.                                                                                      7,603,830
       123,262  Scottish Power PLC, ADR                                                                                    5,577,606
       103,638  Southern Co.                                                                                               3,500,892
       365,685  United Utilities PLC, ADR                                                                                  8,995,851
       203,210  Xcel Energy, Inc.                                                                                          4,072,328
                   TOTAL                                                                                                  77,021,280
                   TOTAL COMMON STOCKS (IDENTIFIED COST $337,691,441)                                                    359,958,412
                REPURCHASE AGREEMENT--4.2%
  $ 16,207,000  Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of          16,207,000
                America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.(AT COST)
                   TOTAL INVESTMENTS-97.8%                                                                               376,165,412
                   (IDENTIFIED COST $353,898,441)1
                   OTHER ASSETS AND LIABILITIES-NET-2.2%                                                                   8,479,029
                   TOTAL NET ASSETS-100%                                                                               $ 384,644,441

1 At July 31, 2006 the cost of investments for federal tax purposes was $353,898,441. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $22,266,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,698,578 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,431,607.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

 ADR  --American Depositary Receipt
 REIT --Real Estate Investment Trust






FEDERATED TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--98.7%
                  CONSUMER DISCRETIONARY--3.9%
       18,400 1,2 GameStop Corp.                                                                                       $     765,624
       17,200 1,2 NetFlix, Inc.                                                                                              355,868
       42,600     Philips Electronics NV, ADR                                                                              1,402,818
                      TOTAL                                                                                                2,524,310
                  HEALTH CARE--9.6%
       35,800   1 Boston Scientific Corp.                                                                                    608,958
        5,900   1 Cephalon, Inc.                                                                                             387,866
       12,400   1 Forest Laboratories, Inc., Class A                                                                         574,244
       30,400 1,2 Momenta Pharmaceuticals, Inc.                                                                              526,832
       30,600 1,2 Nektar Therapeutics                                                                                        498,780
        6,754     Roche Holding AG                                                                                         1,202,004
       33,900     Shire PLC, ADR                                                                                           1,644,489
       23,300   1 St. Jude Medical, Inc.                                                                                     859,770
                      TOTAL                                                                                                6,302,943
                  INFORMATION TECHNOLOGY--85.2%
       32,000   1 aQuantive, Inc.                                                                                            656,000
      177,100     ARM Holdings PLC, ADR                                                                                    1,149,379
       24,100     Accenture Ltd.                                                                                             705,166
       51,100   1 Adobe Systems, Inc.                                                                                      1,456,861
       39,200 1,2 Advanced Micro Devices, Inc.                                                                               760,088
       17,500 1,2 Agilent Technologies, Inc.                                                                                 497,700
       65,500     Alcatel SA, ADR                                                                                            738,840
       19,200   1 Altera Corp.                                                                                               332,352
       36,000 1,2 Amdocs Ltd.                                                                                              1,306,080
       11,400   2 Analog Devices, Inc.                                                                                       368,562
       12,100 1,2 Ansys, Inc.                                                                                                555,269
       21,600   1 Apple Computer, Inc.                                                                                     1,467,936
       73,600     Applied Materials, Inc.                                                                                  1,158,464
       16,472   1 Atos SA                                                                                                    764,432
       32,200     Au Optronics Corp., Class ADR, ADR                                                                         474,628
       33,300   1 Autodesk, Inc.                                                                                           1,135,863
       35,500   1 Avaya, Inc.                                                                                                328,730
       33,900 1,2 BEA Systems, Inc.                                                                                          397,986
       37,200   1 Broadcom Corp.                                                                                             892,428
       71,700 1,2 Cadence Design Systems, Inc.                                                                             1,160,823
       32,300   1 Chartered Semiconductor Manufacturing Ltd., ADR                                                            224,162
       94,200   1 Cisco Systems, Inc.                                                                                      1,681,470
       28,500   1 Citrix Systems, Inc.                                                                                       905,445
       18,300   1 Cognizant Technology Solutions Corp.                                                                     1,198,467
       16,700 1,2 Cognos, Inc.                                                                                               521,875
       38,300   1 Comverse Technology, Inc.                                                                                  742,254
       34,700   1 Corning, Inc.                                                                                              661,729
       34,600   1 Dell, Inc.                                                                                                 750,128
       25,900   1 Dolby Laboratories, Class A                                                                                519,295
       30,600   1 eBay, Inc.                                                                                                 736,542
      145,100   1 EMC Corp. Mass                                                                                           1,472,765
       22,800 1,2 Electronics for Imaging, Inc.                                                                              460,104
       50,700   1 Flextronics International Ltd.                                                                             574,938
        2,500   1 Google Inc.                                                                                                966,500
       55,200     Hewlett-Packard Co.                                                                                      1,761,432
       17,100     IBM Corp.                                                                                                1,323,711
       40,600     Intel Corp.                                                                                                730,800
      246,300 1,2 JDS Uniphase Corp.                                                                                         524,619
       21,700   2 Jabil Circuit, Inc.                                                                                        501,270
       16,370     KLA-Tencor Corp.                                                                                           690,650
        6,200   1 Lexmark International Group, Class A                                                                       335,110
       14,800     Linear Technology Corp.                                                                                    478,780
       12,500   1 MEMC Electronic Materials, Inc.                                                                            380,250
       59,200 1,2 Marvell Technology Group Ltd.                                                                            1,098,160
       39,300     Maxim Integrated Products, Inc.                                                                          1,154,634
       33,100 1,2 McAfee, Inc.                                                                                               713,305
       49,780     Microsoft Corp.                                                                                          1,196,214
       80,900     Motorola, Inc.                                                                                           1,841,284
       29,800 1,2 Network Appliance, Inc.                                                                                    884,762
       80,400     Nokia Oyj, Class A, ADR                                                                                  1,595,940
       92,700   1 Oracle Corp.                                                                                             1,387,719
       24,400     Paychex, Inc.                                                                                              833,992
       44,200 1,2 Powerwave Technologies, Inc.                                                                               350,948
       22,900     Qualcomm, Inc.                                                                                             807,454
       26,200 1,2 Redback Networks, Inc.                                                                                     405,052
       10,200 1,2 Research in Motion Ltd.                                                                                    669,426
       33,400     SAP AG, ADR                                                                                              1,524,042
        1,766     Samsung Electronics Co.                                                                                  1,124,087
      166,200   1 Sun Microsystems, Inc.                                                                                     722,970
       60,782 1,2 Symantec Corp.                                                                                           1,055,783
       27,600     Telefonaktiebolaget LM Ericsson, Class B, ADR                                                              868,848
       41,500   1 Tellabs, Inc.                                                                                              390,100
      150,300 1,2 Unisys Corp.                                                                                               769,536
       76,300 1,2 VASCO Data Security International, Inc.                                                                    659,995
       12,400   2 Xilinx, Inc.                                                                                               251,596
       30,500   1 Yahoo, Inc.                                                                                                827,770
                      TOTAL                                                                                               55,583,500
                      TOTAL COMMON STOCKS (IDENTIFIED COST $61,188,658)                                                   64,410,753
                  MUTUAL FUND-14.4%
    9,394,498   3 Prime Value Obligations Fund, Institutional Shares (at net asset value) (purchased with proceeds         9,394,498
                  from securities lending collateral)
                  REPURCHASE AGREEMENT--1.6%
  $ 1,067,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of         1,067,000
                  America N.A. will repurchase U.S. Government Agency securities with various maturities to
                  6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000. (AT COST)
                      TOTAL INVESTMENTS - 114.7%                                                                          74,872,251
                      (IDENTIFIED COST $71,650,156)4
                      OTHER ASSETS AND LIABILITIES - NET - (14.7)%                                                       (9,612,077)
                      TOTAL NET ASSETS - 100%                                                                          $  65,260,174


1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED               MARKET VALUE OF COLLATERAL
     $9,144,735                                      $9,394,498

 3 Affiliated company.

4 At July 31, 2006, the cost of investments for federal tax purposes was $71,650,156. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $3,222,095. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,424,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,202,314.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.


INVESTMENT VALUATION

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006







                                      -1-